LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
LOANS AND BORROWINGS
LOANS AND BORROWINGS
This note provides information about the contractual terms of the Company's interest-bearing loans and borrowings, which are measured at amortized cost.
Carrying value, terms and conditions, and debt maturity schedule

				Carrying value
($ millions)	Authorized at December 31, 2018	Nominal interest rate	Year of maturity	December 31, 2018	December 31, 2017
Senior unsecured credit facilities(1)	3,520	3.2(2)	Various(1)	1,305	1,778
Senior unsecured notes – series A	73	5.565	2020	76	—
Senior unsecured notes – series C	200	5.58	2021	199	199
Senior unsecured notes – series D	267	5.91	2019	267	266
Alberta Ethane Gathering System LP senior notes	—	5.565	2020	—	77
Senior unsecured medium-term notes series 1	250	4.89	2021	250	249
Senior unsecured medium-term notes series 2	450	3.77	2022	449	449
Senior unsecured medium-term notes series 3	450	4.75	2043	446	446
Senior unsecured medium-term notes series 4	600	4.81	2044	596	596
Senior unsecured medium-term notes series 5	450	3.54	2025	448	448
Senior unsecured medium-term notes series 6	500	4.24	2027	498	498
Senior unsecured medium-term notes series 7	500	3.71	2026	498	497
Senior unsecured medium-term notes series 8	650	2.99	2024	646	645
Senior unsecured medium-term notes series 9	550	4.74	2047	541	541
Senior unsecured medium-term notes series 10	400	4.02	2028	398	—
Senior unsecured medium-term notes series 11	300	4.75	2048	298	—
Senior unsecured medium-term notes 1A	—	4.00	2018	—	152
Senior unsecured medium-term notes 3A	50	5.05	2022	50	52
Senior unsecured medium-term notes 4A	200	3.06	2019	205	207
Senior unsecured medium-term notes 5A	350	3.43	2021	353	354
Finance lease liabilities and other	—			14	9
Total interest bearing liabilities				7,537	7,463
Less current portion				(480)	(163)
Total non-current				7,057	7,300

(1)
Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures May 2023, $1.0 billion non-revolving term loan facility that matures March 2021 and a $20 million operating facility that matures May 2019, which is typically renewed on an annual basis.

(2)
The nominal interest rate is the weighted average of all drawn credit facilities based on the Company's credit rating at December 31, 2018. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins.

On March 9, 2018, Pembina extended its revolving unsecured credit facility (the "Revolver") to May 31, 2023. Concurrently, Pembina entered into a $1 billion non-revolving term loan facility (the "Term Loan") for an initial three year term that is pre-payable at the Company's option. The other terms and conditions of the Term Loan, including financial covenants, are substantially similar to Pembina's Revolver.
On March 26, 2018, Pembina closed an offering of $400 million of senior unsecured Series 10 medium-term notes (the "Series 10 Notes"). The Series 10 Notes have a fixed coupon of 4.02 percent per annum, paid semi-annually, and mature on March 27, 2028. Simultaneously, Pembina closed an offering of $300 million of senior unsecured Series 11 medium-term notes (the "Series 11 Notes"). The Series 11 Notes have a fixed coupon of 4.75 percent per annum, paid semi-annually, and mature on March 26, 2048.
On April 4, 2018, Pembina entered into a note exchange agreement with AEGS noteholders to exchange AEGS senior notes for unsecured senior notes ("Series A") of Pembina under Pembina’s Note Indenture. The Series A fixed coupon remained at 5.565 percent per annum and are non-amortizing with a bullet payment of $73 million at maturity on May 4, 2020.
On November 22, 2018, Pembina's $150 million senior unsecured medium term note 1A matured and was fully repaid.
All facilities are governed by specific debt covenants which Pembina was in compliance with at December 31, 2018 (2017: in compliance).
For more information about the Company's exposure to interest rate, foreign currency and liquidity risk, see Note 24 Financial Instruments.